Note 8 - Staff Numbers and Costs (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Average number of employee [Text Block]
	Year Ended	Three Months Ended	Year Ended March 31
	June 30 2020	June 30 2019	20 19	20 18
Sales and Business Development	11	9	9	9
Central Services & Management	27	31	32	37
Production	171	139	138	148
Total	209	179	179	194

Aggregate remuneration costs [Text Block]
	Year Ended	Three Months Ended	Year Ended March 31
(US dollars in thousands)	June 30 2020	June 30 2019	2019	2018
Salaries, wages and incentives	13,565	3,310	14,327	14,299
Social security costs	803	213	1,044	834
Pension contributions	792	185	788	848
Short-term compensated absences	1,296	406	1,254	996
Total	16,456	4,114	17,413	16,977

Key management personnel expenses [Text Block]
	Year ended	Three Months Ended	Year Ended March 31
(US dollars in thousands)	June 30 2020	June 30 2019	2019	2018
Salaries, wages and incentives	1,009	388	2,354	2,281
Social security costs	79	28	176	217
Pension contributions	36	13	45	64
Equity incentives	111	27	130	-
Short-term compensated absences	-	-	-	13
Total	1,235	456	2,705	2,575